Stock-Based Compensation - Additional Information (Detail) - CAD		12 Months Ended
	Dec. 15, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 01, 2015	Apr. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average price, Granted (non-vested)		CAD 20.50
Regulatory assets		CAD 3,145,000,000	CAD 3,015,000,000
Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses		2,000,000
Liability related to outstanding DSUs		2,000,000
Employee Share Ownership Plan (ESOP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares	6.00%
Lowest percentage of participant's salary towards purchasing common shares	1.00%
Employer matching contribution, percent of match	50.00%
Maximum amount contributed by employer		25,000
Contribution under the plan		CAD 2,000,000	0
Hydro One Limited [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing share price of common shares		CAD 23.58
Maximum [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses			1,000,000
Liability related to outstanding DSUs			CAD 1,000,000
PWU Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period, Beginning date		Jul. 03, 2015
Highest percentage of participant's salary towards purchasing common shares					2.70%
Share granted		3,952,212
PWU Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		35 years
Aggregate number of common shares issuable under the plan		3,981,763
Society Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period, Beginning date		Sep. 01, 2015
Highest percentage of participant's salary towards purchasing common shares				2.00%
Share granted		1,367,158
Society Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		35 years
Aggregate number of common shares issuable under the plan		1,434,686
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share granted			5,319,370
Weighted-Average price, Granted (non-vested)			CAD 20.50
Fair value of shares granted		CAD 0	CAD 111,000,000
Compensation expenses		21,000,000	10,000,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses		3,000,000	0
Grant date total fair value of awards		CAD 12,000,000	CAD 0
Long Term Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares issuable under the plan		11,900,000